Receivables	12 Months Ended
Dec. 31, 2024
Trade and other receivables [abstract]
Receivables
16    Receivables

Accounting policies
Receivables are initially measured at fair value and are subsequently measured at amortized cost if held within a business model with the objective to collect the contractual cash flows or at fair value through OCI if held within a business model with the objective of both holding to collect contractual cash flows and selling. Receivables are measured less any impairment losses.
Receivables are derecognized when the company has transferred substantially all risks and rewards, which includes transactions in which the company enters into factoring transactions, or if the company does not retain control over the receivables.
Accounting estimates
Receivables are subject to impairment assessment, which involves estimating expected credit losses. Refer to Other financial assets for accounting policies on impairment of financial assets.

Non-current receivables
Non-current receivables are associated mainly with customer financing in the Diagnosis & Treatment Businesses amounting (net of allowance) to EUR 81 million (2023: EUR 102 million), insurance receivables in the US amounting to EUR 33 million (2023: EUR 33 million) and income tax receivables amounting to EUR 36 million (2023: EUR 8 million).
Philips has leasing activities where it acts as lessor. In such arrangements, Philips provides the customer with a right to use of medical equipment in exchange for a series of payments. Residual values of assets under lease form an insignificant part of the carrying amount of those assets. Residual values are influenced by asset market prices and are therefore subject to management estimation. Residual values are at least reassessed on an annual basis, or more often when necessary. Reassessments are based on a combination of realization of assets sold, expert knowledge and judgment of local markets. In order to reduce residual value risk exposures there may be residual value guarantees or purchase options embedded in the customer contract. Credit risk for lease receivables is reviewed regularly and mitigated, for example, by retaining a security interest in the leased asset.
Current receivables
Current receivables of EUR 3,672 million (2023: EUR 3,733 million) as of December 31, 2024, included trade accounts receivable (net of allowance) of EUR 3,513 million (2023: EUR 3,546 million), accounts receivable other of EUR 134 million (2023: EUR 170 million), and accounts receivable from investments in associates of EUR 25 million (2023: EUR 18 million).

The trade accounts receivable, net, per segment are as follows:
Philips Group
Trade accounts receivable, net in millions of EUR

	2023	2024
Diagnosis & Treatment	1,688	1,687
Connected Care	1,105	1,064
Personal Health	576	575
Other	177	187
Trade accounts receivable, net	3,546	3,513
The aging analysis of trade accounts receivable, net, representing current and overdue but not fully impaired receivables, is as follows:
Philips Group
Aging analysis in millions of EUR

	2023	2024
Current	3,132	3,154
Overdue 1-30 days	117	141
Overdue 31-180 days	234	194
Overdue more than 180 days	63	24
Trade accounts receivable, net	3,546	3,513
The changes in the allowance for doubtful accounts receivable are as follows:
Philips Group
Allowance for accounts receivable in millions of EUR

	2023	2024
Balance as of January 1	226	216
Additions charged to expense	27	112
Deductions from allowance¹	(26)	(88)
Transfer to assets held for sale	(1)	-
Other movements	(10)	5
Balance as of December 31	216	245
[1]Write-offs for which an allowance was previously provided.

The allowance for doubtful accounts receivable has been primarily established for receivables that are past due. Additions and deductions in the allowance include the impact of changes in estimates for certain Connected Care receivables. The allowance presented also includes the allowance for Non-current customer finance receivables of EUR 8 million (2023: EUR 8 million). Other movements in the current period are mainly related to foreign currency valuations.
Included in the above balances as of December 31, 2024, are allowances for individually impaired receivables of EUR 239 million (2023: EUR 210 million).